FAM
                                   VALUE FUND
                               EQUITY-INCOME FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001


                                      100%
                                    No-Load
                                     Funds
                                   FAM FUNDS





                                                                    P.O. Box 399
                                                           Cobleskill, NY  12043
                                                                  (800) 932-3271
                                                                www.famfunds.com

                                 --------------
                                 FAM VALUE FUND
                             ----------------------
                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

         Performance results for the six months ended June 30, 2001 for our funds and comparable indexes are as follows:

                    FAM Value Fund                +11.9%
                    FAM  Equity-Income Fund       +11.1%
                    Russell 2000                  + 6.9%
                    Standard & Poor's 500         - 6.7%

         In last year's Semi-Annual Report we concluded our letter with the following sentences:

         "We do not know for certain whether the change we perceived in early March marks the beginning of a new phase in market attitude toward investing or not. We are sure, however, that change is inevitable..."

         Now, one year later, change has indeed taken place. We must admit, however, that even though we expected a significant shift in investor attitude, we are surprised by the magnitude of the change and the relatively short time frame during which it occurred. The technology stock frenzy of the late nineties began to show some real weakness during the second quarter of 2000. At that time, we were cautiously optimistic that investment decisions would once again be based on economic reality. Today, less than twelve months later, the rewards of value investing are clearly evident: the one-year annualized performance figures for FAM Value and FAM Equity-Income are 32.2% and 32.7% respectively! The Russell 2000 index posted 0.65% and the Standard and Poor's 500 index - 14.83% for the same period. As a result of these performance figures, value approach is experiencing a resurgence.

         FINANCIAL STOCKS LEAD THE WAY

         After lagging in prior years, the leaders in our portfolios over the past twelve months have been our financial stocks. Four stocks from this group, White Mountains Insurance (WTM: NYSE), SouthTrust Bank (SOTR: NasdaqNM), North Fork Bank (NFB: NYSE) and H&R Block (HRB: NYSE) have appreciated more than 100% over the last twelve months. For the first six months of this year, other stocks which have contributed include Conmed (CNMD: NasdaqNM) and Landauer (LDR: AMEX), both up over 50% year-to-date.

         The collapse of the technology-driven Nasdaq market together with a return to reliance on old-economy fundamentals has sparked renewed interest in the benefits of value investing. Our own Paul Hogan was recently invited to participate in a seminar for a small group of investors where he shared the podium with three other money managers. Prior to the presentations, Paul was chatting with one of the other managers who asked him about his approach to investing. Paul responded that he was a value investor, to which came the immediate reply "Who isn't these days!" For those money managers who shift their approach to investment decisions as readily as a weathervane in swirling winds, it seems that value investing is currently "in".

         For us, however, the fundamentals of value investing have always been the bedrock of our investment philosophy. Since so many managers claim to be a value investor these days, we are taking this opportunity to share our approach and describe what we do. The basis tenet of our philosophy is that a share of stock represents fractional ownership in a business. Given this belief, our job becomes one of analyzing businesses, not stocks. Therefore, over the long term, the value of the business will determine the price of the stock.

         ECONOMIC FUNDAMENTALS COUNT

         We begin our investment process by looking for businesses with certain qualities - growing sales and earnings, high profit margin, high returns on capital and low debt. If the company demonstrates strong financial health, we then begin to examine the business itself. We ask questions such as "Is the company a market leader? Are there barriers in place to hinder competitors? Does the company have sufficient resources to grow?" Once these questions have been satisfied, our next step is to meet the management of the company. It is our belief that people are the decisive factor in most aspects of life - including running a company. Therefore an important aspect of our investment equation is to visit with management at their home offices and by phone, where we look for honest, forward-looking and talented management teams.

         If a company has passed all of our tests, we take the next step and value the business. To value a business we compare the cash profits that a company generates to the price one would pay for the stock in the market. If the stock price is significantly below what we have calculated it to be worth over time, we buy the stock. The difference between our business value and the stock price is the margin of safety.

         Let's see how this process works in an actual example. Last summer, we valued the company H&R Block. According to our initial calculations, we believed the company was worth more than $60 per share, yet at the time the stock was trading below $35 per share. In fact, the stock remained in this low range for six months. This is just the type of bargain that we look for and over time we made substantial purchases for both funds. Happily, the stock market eventually recognized the value of this company and the stock now trades above $60. Our valuation in the meantime has been adjusted upward and we still see substantial growth for this stock.

         REALIZING VALUE - A PATIENT PROCESS

         Sometimes a long period of time may elapse before investors in the stock market realize what a company may actually be worth. In last year's Semi-Annual letter we wrote about another company - New England Business Services (NEB: NYSE). At that time, NEB stock was selling for $16.25 per share. As we write this letter today (July 12, 2001), the stock price is over $19. Not bad, but we think there is significantly more value to the company than the market currently recognizes. As long as we believe that the company is undervalued, we will patiently wait for the rest of the market to catch up with us.

         While the last months have been rewarding, we believe it is important to remain focused on long-term objectives. Our 5-year annualized rates of return are 14.3% and 12% respectively for the Value Fund and the Equity-Income Fund. While we cannot guarantee future performance, we are currently meeting our long-term goals of achieving a 12%-15% annualized rate of return every five to six years. Despite the changes occurring all around us, we remain committed to value investing - for we continue to believe that rational investment principles
- and patience in applying them - will continue to be rewarded.

         We work hard every day to earn your support. Thank you for your continued confidence in our investment team.

Sincerely,




/S/ THOMAS O. PUTNAM               /S/ JOHN D. FOX          /S/ PAUL C. HOGAN
--------------------------         ----------------         -------------------
Thomas O. Putnam, Chairman         John D. Fox, CFA         Paul  C. Hogan, CFA


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 2001 (Unaudited)

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCKS (92.6%)

BANKING (13.0%)
Banknorth Group, Inc. ..............................   447,507    $ 10,136,034
- multi-bank holding company in Burlington, VT
M&T Bank Corp. .....................................   173,000      13,061,500
- bank holding company located in Buffalo, NY
North Fork Bancorporation ..........................   316,950       9,825,450
- bank holding company located on Long Island, NY
SouthTrust Corporation .............................   426,000      11,076,000
- bank holding company headquartered in Alabama
TrustCo Bank Corp NY ...............................   429,541       5,734,372
- operates 48 bank offices in the Upstate NY region
U.S. Bancorp .......................................   130,329       2,970,198
- bank holding company headquartered in Minneapolis, MN           ------------
                                                                    52,803,554
                                                                  ------------

COMMERCIAL SERVICES (1.0%)
ABM Industries, Inc. ...............................    85,400       3,181,150
- facility services contractor to commercial,
industrial and institutional customers across
North America
McGrath RentCorp ...................................    31,000         748,340
- modular building and electronic test equipment
rentals, subsidiary classroom manufacturing                       ------------
                                                                     3,929,490
                                                                  ------------

COMPUTER SOFTWARE & Services (3.5%)
Reynolds & Reynolds ................................   645,400      14,166,530
- software for automotive dealers and business forms              ------------

CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials ..........................    34,730       1,718,788
- produces aggregates for the construction industry               ------------

ELECTRICAL/ELECTRONICS (4.2%)
*American Power Conversion .........................   459,055       7,230,116
- manufacturer of power protection equipment for
computers
*C-COR.net Corporation .............................   500,350       6,004,200
- electronic equipment for cable and broadband data
transmission systems
Littelfuse, Inc. ...................................   150,200       4,023,858
- manufactures fuses and circuit protection devices               ------------
                                                                    17,258,174
                                                                  ------------


                       See Notes to Financial Statements.


                                      -3-




                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2001 (Unaudited)

                                                       SHARES        VALUE
                                                       ------        -----
FINANCIAL SERVICES (19.4%)
American Express Company ...........................    78,000    $  3,026,400
- financial, travel, and information services firm
Citigroup Inc. .....................................    85,100       4,496,684
- P &C insurance, life insurance, Smith Barney
& Salomon Brothers
Franklin Resources .................................   192,950       8,831,322
- investment mgmt. co.; offers Franklin Templeton
& Mutual Series Funds
 H & R Block, Inc. .................................   275,860      17,806,763
- leader in individual and small business tax
preparation
Waddell & Reed Financial, Inc. .....................   216,400       6,870,700
- underwriter and distributor of 36 mutual
fund portfolios
White Mountains Ins. Grp., Ltd. ....................   100,275      37,728,469
- financial guaranty, personal property and
casualty, and reinsurance                                         ------------
                                                                    78,670,338
                                                                  ------------

HEALTHCARE (3.6%)
*+CONMED Corporation ...............................   501,148      13,054,905
- advanced electrosurgical and disposable
medical products
*Renal Care Group, Inc. ............................    46,000       1,512,940
- provides dialysis services to patients with
chronic kidney failure                                            ------------
                                                                    14,567,845
                                                                  ------------

INSURANCE AGENCY (4.9%)
Brown & Brown, Inc. ................................   469,924      19,732,109
- one of the largest independent general insurance
agencies in the U.S.                                              ------------

LIFE INSURANCE (4.1%)
Protective Life Corporation                            489,900      16,837,863
- individual and group life/health ins. and
guaranteed investment contracts                                   ------------

MACHINERY & Equipment (10.8%)
IDEX Corporation ...................................   343,000      11,662,000
- proprietary, highly engineered industrial
products & pumps
Kaydon Corporation .................................   664,800      17,052,120
- custom-engineered products including bearings,
filters, and piston rings
+MOCON, Inc. .......................................   395,844       2,889,661
- precision measurement, process sensing, and
control instruments/systems
Regal-Beloit Corporation ...........................   203,700       4,236,960
- supplier of power transmission equipment and
cutting tools
Tennant Company ....................................   201,400       8,056,000
- commercial and institutional floor maintenance
equipment and products                                            ------------
                                                                    43,896,741
                                                                  ------------


                       See Notes to Financial Statements.


                                      -4-




                                 --------------
                                 FAM VALUE FUND
 --------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2001 (Unaudited)

                                                       SHARES        VALUE
                                                       ------        -----
MISCELLANEOUS SERVICES (4.0%)
*Labor Ready, Inc. .................................     296,650  $  1,554,446
- nation's largest provider of temporary manual labor
ServiceMaster Company ..............................   1,217,225    14,606,700
- commercial and residential service company                      ------------
                                                                    16,161,146
                                                                  ------------

NUTRITIONAL PRODUCTS (1.4%)
*Whole Foods Market ................................     216,950     5,879,345
- national grocery store selling organic and
natural products                                                  ------------

PHARMACEUTICALS (3.9%)
*Watson Pharmaceuticals ............................     256,100    15,786,004
- manufactures proprietary and off-patent
pharmaceutical products                                           ------------

PRINTING (3.9%)
*CSS Industries, Inc. ..............................     192,250     4,952,360
- giftware, bows, Halloween and Easter novelty products
New England Business Services, Inc. ................     577,325    11,084,640
- leading supplier of business forms/printed
products to small businesses in U.S.                              ------------
                                                                    16,037,000
                                                                  ------------

PROPERTY AND CASUALTY INSURANCE (4.2%)
*Berkshire Hathaway Inc. ...........................         215    14,921,000
- holding company for various insurance and
industrial companies
*Markel Corporation. ...............................      11,750     2,308,875
- insurance holding company                                       ------------
                                                                    17,229,875
                                                                  ------------

PUBLISHING (1.2%)
Meredith Corporation ...............................     140,450     5,029,515
- media company involved in magazine publishing
& tv broadcasting                                                 ------------

RECREATION AND ENTERTAINMENT (0.6%)
International Speedway Corporation .................      55,525     2,332,050
- owns and operates auto racing tracks including Daytona          ------------

REGISTERED INVESTMENT COMPANY (2.8%)
Allied Capital Corp. ...............................     488,891    11,317,827
- small business loan and venture capital corporation             ------------

RESTAURANTS (1.3%)
*TRICON Global Restaurants .........................     123,000     5,399,700
- quick service restaurant including KFC, Pizza Hut
and Taco Bell                                                     ------------


                       See Notes to Financial Statements.


                                      -5-







                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                        STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2001 (Unaudited)

                                                       SHARES        VALUE
                                                       ------        -----
RETAIL STORES (0.2%)
Ross Stores ........................................      40,000  $    958,000
- chain of off-price retail apparel and home
accessories stores

TECHNOLOGY (3.2%)
Cognex Corporation .................................      82,050     2,777,393
- designs and manufactures machine vision products
*Zebra Technologies Corporation ....................     209,490    10,290,149
- designs, manufactures and supports bar code                     ------------
label printers                                                      13,067,542
                                                                  ------------

TELECOMMUNICATIONS (0.9%)
*ADC Telecommunications, Inc. ......................     578,800     3,820,080
- offers network equipment, software and
integration services for the telecommunications industry          ------------

TOTAL COMMON STOCKS (Cost $229,721,880) ............              $376,689,516
                                                                  ------------

SHORT TERM OBLIGATIONS (7.4%)                          Principal
U.S. Treasury Bills, 3.4%, with maturities to
        8/9/01 (Cost $29,891,042) .................. $30,000,000    29,891,042
                                                                  ------------

TOTAL INVESTMENTS (COST $259,612,922) ..............              $406,580,558
                                                                  ============


----------
*   Non-income producing
+   See Note 5


                       See Notes to Financial Statements.


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2001 (Unaudited)

ASSETS

Investment in securities at value
        (Cost $259,612,922) ....................                  $406,580,558
Cash at interest ...............................                    10,627,013
Receivable for investment securities sold ......                       758,211
Dividends and interest receivable ..............                       371,132
                                                                  ------------
        Total Assets ...........................                   418,336,914
                                                                  ------------

LIABILITIES

Payable for investment securities purchased ....                       341,325
Accrued management fees ........................                       336,974
Accrued expenses ...............................                       196,651
                                                                  ------------
        Total Liabilities ......................                       874,950
                                                                  ------------

NET ASSETS
Source of Net Assets:
        Net capital paid in on shares of
                beneficial interest ............   $256,010,205
        Undistributed net investment income ....      1,268,597
        Accumulated net realized gains .........     13,215,526
        Net unrealized appreciation ............    146,967,636
                                                   ------------

                Net Assets .....................                  $417,461,964
                                                                  ============

Net asset value per share; 11,411,246 shares of
        beneficial interest outstanding (Note 3)                  $      36.58
                                                                  ============



                       See Notes to Financial Statements.


                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 2001 (Unaudited)



INVESTMENT INCOME

        INCOME:
                Dividends .........................................   $ 2,672,651
                Interest ..........................................     1,004,996
                                                                      -----------
Total Income ......................................................     3,677,647
                                                                      -----------

        EXPENSES:
                Investment advisory fee (Note 2) ..................     1,883,560
                Administrative fee (Note 2) .......................        94,178
                Shareholder servicing and related expenses (Note 2)       138,484
                Printing and mailing ..............................        80,178
                Professional fees .................................        58,985
                Registration fees .................................        32,974
                Custodial fees ....................................        22,274
                Trustees ..........................................        15,678
                Other .............................................        59,070
                                                                      -----------
Total Expenses ....................................................     2,385,381
                                                                      -----------
Net Investment Income .............................................     1,292,266
                                                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized gain on investments ..........................    13,141,041
        Unrealized appreciation of investments ....................    29,810,967
                                                                      -----------
                Net Gain on Investments ...........................    42,952,008
                                                                      -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ........................   $44,244,274
                                                                      ===========



                       See Notes to Financial Statements.



                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 2001 (Unaudited)
                        And Year Ended December 31, 2000


                                                             Six Months       Year Ended
                                                            Ended June 30,    December 31,
                                                                2001             2000
                                                                ----             ----

CHANGE IN NET ASSETS FROM OPERATIONS:
        Net investment income ...........................   $   1,292,266   $   3,574,415
        Net realized gain on investments ................      13,141,041      40,021,368
        Unrealized appreciation of investments ..........      29,810,967      13,387,448
                                                            -------------   -------------
                Net Increase in Net Asset From Operations      44,244,274      56,983,231

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income ...........................            --        (3,598,867)
        Net realized gain on investments ................            --       (39,948,424)

CAPITAL SHARE TRANSACTIONS (Note 3): ....................            --       (19,764,741)
                                                            -------------   -------------
        Total Increase (Decrease) in Net Assets .........       6,269,271      (6,328,801)

NET ASSETS:
        Beginning of period .............................     366,948,419     373,277,220
                                                            -------------   -------------
        End of period ...................................   $ 417,461,964   $ 366,948,419
                                                            =============   =============



                       See Notes to Financial Statements.

                                 --------------
                                 Fam Value Fund
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1.   SUMMARY OF ACCOUNTING POLICIES
          FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

     a)   VALUATION OF SECURITIES
          Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

     b)   FEDERAL INCOME TAXES
          It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   USE OF ESTIMATES
          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d)   OTHER
          Securities transactions are recorded on trade date. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. No such reimbursement was required for the period ended June 30, 2001. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it receives a fee equal, on an annual basis, to .050% of the Fund's average daily net assets.

                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3.   SHARES OF BENEFICIAL INTEREST
          At June 30, 2001, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:



                              SIX MONTHS ENDED               YEAR ENDED
                               JUNE 30, 2001             DECEMBER 31, 2000
                               -------------             -----------------

                            SHARES      AMOUNT          SHARES        AMOUNT
                            ------      ------          ------        ------

Shares sold                1,391,371   $ 46,865,492   2,789,468    $ 86,892,452
Shares issued on
  reinvestment of dividends   --            --        1,313,620      40,393,808
Shares redeemed           (1,203,500)   (40,596,221) (4,786,292)   (147,051,001)
                          ----------    -----------  ----------    ------------
   Net increase (decrease)   187,871   $  6,269,271   (683,204)   ($ 19,764,741)
                          ==========    ===========  ==========    ============

NOTE 4. INVESTMENT TRANSACTIONS

During the period ended June 30, 2001, purchases and sales of investment securities, other than short term obligations, were $38,961,388 and $22,554,869. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation .................. $157,322,212
        Unrealized depreciation ..................  (10,354,576)
                                                    -----------
           Net unrealized appreciation ........... $146,967,636
                                                   ============


NOTE 5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as affiliated companies. A summary of the Fund's holdings in the securities of such issuers is set forth below:




                       Number of                Number of
                      Shares Held              Shares Held    Value               Realized
                      December 31,   Gross       Gross       June 30,   June 30,  Dividend   Gains/
Name of Issuer           2000       Additions  Reductions     2001       2001      Income   (Losses)
--------------           ----       ---------  ----------     ----       ----      ------   --------
CONMED Corporation      807,562        0        306,414      501,148  $13,054,905       $0  $5,294,651
MOCON, Inc.             395,844        0              0      395,844   $2,889,661  $47,501          $0
                                                                      -----------  -------  ----------
Totals                                                                $15,944,566  $47,501  $5,294,651
                                                                      ===========  =======  ==========



                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)



NOTE 6. FINANCIAL HIGHLIGHTS


PER SHARE INFORMATION                       SIX MONTHS ENDED                     YEARS ENDED DECEMBER 31,
(For a share outstanding
throughout the period)                       June 30, 2001        2000        1999       1998       1997      1996


Net asset value, beginning of period ....   $        32.70  $     31.35  $    34.44  $   35.76  $   26.53  $   24.58
                                            --------------  -----------  ----------  ---------  ---------  ---------


Income from investment operations:
        Net investment income ...........             0.11         0.36        0.29       0.20       0.08       0.18
        Net realized and unrealized
                gain(loss) on investments             3.77         5.38       (2.00)      1.94      10.29       2.58
                                            --------------  -----------  ----------  ---------  ---------  ---------


        Total from investment operations              3.88         5.74       (1.71)      2.14      10.37       2.76
                                            --------------  -----------  ----------  ---------  ---------  ---------


Less distributions:
        Dividends from net
                investment income .......          --             (0.36)      (0.29)     (0.20)     (0.08)     (0.18)
        Distributions from net
                realized gains ..........          --             (4.03)      (1.09)     (3.26)     (1.06)     (0.63)
                                            --------------  -----------  ----------  ---------  ---------  ---------


        Total distributions .............          --             (4.39)      (1.38)     (3.46)     (1.14)     (0.81)
                                            --------------  -----------  ----------  ---------  ---------  ---------


Change in net asset value for
        the period ......................             3.88         1.35       (3.09)     (1.32)      9.23       1.95
                                            --------------  -----------  ----------  ---------  ---------  ---------


Net asset value, end of period ..........   $        36.58  $     32.70  $    31.35  $   34.44  $   35.76  $   26.53
                                            ==============  ===========  ==========  =========  =========  =========


TOTAL RETURN ............................            11.87%       19.21%      (4.84%)     6.19%     39.06%     11.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) .........   $      417,462  $   366,948  $  373,277  $ 379,269  $ 333,159  $ 253,378

Ratios to average net assets of:
        Expenses ........................             1.27%*       1.26%       1.23%      1.19%      1.24%      1.27%
        Net investment income ...........             0.34%        1.08%       0.86%      0.57%      0.25%      0.64%
Portfolio turnover rate .................             6.65%        9.53%      16.16%     16.67%      9.47%     12.48%



----------
*Annualized

                                 --------------
                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 7. LINE OF CREDIT
        Fenimore Asset Management Trust has a line of credit available for the FAM Value Fund and FAM Equity-Income Fund (collectively the "Funds") for 5% of the Funds' net assets to a maximum of $20,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until May 31, 2002 when any outstanding advances are to be repaid. During the period ending June 30, 2001 no amounts were drawn from the available line. Fam Equity-Income Fund STATEMENT OF INVESTMENTS June 30, 2001 (Unaudited)

                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 2001 (Unaudited)



COMMON STOCKS (84.4%)                                  SHARES     VALUE
---------------------                                  ------     -----



BANKING (9.0%)
Banknorth Group, Inc. ...........................      15,300   $346,645
- MULTI-BANK HOLDING COMPANY IN BURLINGTON, VT
North Fork Bancorporation .......................       4,800    148,800
- BANK HOLDING COMPANY LOCATED ON LONG ISLAND, NY
SouthTrust Corporation ..........................       7,800    202,800
- BANK HOLDING COMPANY HEADQUARTERED IN ALABAMA
TrustCo Bank Corp NY ............................      24,759    330,533
                                                               ---------
- REGIONAL BANK IN THE UPSTATE NEW YORK AREA ....              1,028,678
                                                               ---------

COMMERCIAL SERVICES (8.9%)
ABM Industries, Inc. ............................      14,700    547,575
- FACILITY SERVICES CONTRACTOR TO COMMERCIAL,
   INDUSTRIAL AND INSTITUTIONAL
   CUSTOMERS ACROSS NORTH AMERICA
McGrath RentCorp ................................      19,700    475,558
                                                               ---------
 - MODULAR BUILDING AND ELECTRONIC TEST
   EQUIPMENT RENTALS, SUBSIDIARY
CLASSROOM MANUFACTURING .........................              1,023,133
                                                               ---------

COMPUTER SOFTWARE & Services (5.0%)
Reynolds & Reynolds .............................      26,000    570,700
- SOFTWARE FOR AUTOMOTIVE DEALERS AND BUSINESS FORMS           ---------

CONSTRUCTION MATERIALS (4.3%)
Martin Marietta Materials .......................      10,000    494,900
- PRODUCES AGGREGATES FOR THE CONSTRUCTION INDUSTRY            ---------

FINANCIAL SERVICES (5.1%)
H & R Block, Inc. ...............................       7,000    451,850
- LEADER IN INDIVIDUAL AND SMALL
   BUSINESS TAX PREPARATION
Waddell & Reed Financial, Inc. ..................       4,250    134,938
- UNDERWRITER AND DISTRIBUTOR OF                               ---------
   36 MUTUAL FUND PORTFOLIOS ....................                586,788
                                                               ---------

HEALTH CARE (3.9%)
Landauer, Inc. ..................................      14,900    447,000
- leader in radiation testing and personal dosimeters          ---------

INSURANCE AGENCY (2.9%)
Brown & Brown, Inc. .............................       7,800    327,522
- one of the largest independent general ........              ---------
    insurance agencies in the U.S. ..............


LIFE INSURANCE (3.7%)
Protective Life Corporation .....................      12,519    430,278
- individual and group life/health ins                          --------
  and guaranteed investment contracts






                       See Notes to Financial Statements.


                                      -14-




                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 2001 (Unaudited)




                                                       SHARES     VALUE
                                                       ------     -----
MACHINERY & Equipment (14.9%)
IDEX Corporation                                       15,000   $510,000
- proprietary, highly engineered
   industrial products & pumps
Kaydon Corporation ..............................      17,500    448,875
- custom-engineered products including
   bearings, filters, and piston rings
MOCON, Inc. .....................................      22,000    160,600
- precision measurement, process sensing,
   and control instruments/systems
Regal-Beloit Corporation ........................      14,000    291,200
- supplier of power transmission
    equipment and cutting tools
Tennant Company .................................       7,500    300,000
- commercial and institutional                                 ---------
    floor maintenance equipment                                1,710,675
                                                               ---------


MISCELLANEOUS SERVICES (4.7%)
ServiceMaster Company ...........................      44,600    535,200
- commercial and residential service company                   ---------

PRINTING (4.4%)
New England Business Services, Inc. .............      26,400    506,880
- leading supplier of business forms/printed products to       ---------
  small businesses in U.S.

RECREATION AND ENTERTAINMENT (4.4%)
International Speedway Corporation ..............      12,000    504,000
- owns and operates auto racing tracks including Daytona       ---------

REGISTERED INVESTMENT COMPANY (4.9%)
Allied Capital Corp. ............................      24,414    565,184
- venture capital corporation for                              ---------
    entrepreneurs and management

RETAIL STORES (4.2%)
Ross Stores, Inc. ...............................      20,000    479,000
- chain of off-price retail                                    ---------
    apparel and home accessories stores

TELECOMMUNICATIONS (4.2%)
Hickory Tech Corporation ........................      30,500    488,000
- small local telephone company in Minnesota                   ---------

TOTAL COMMON STOCKS (COST $7,649,061)                        $ 9,697,938
                                                               ---------

SHORT TERM OBLIGATIONS (15.6%)  PRINCIPAL           PRINCIPAL
                                                    ---------
U.S. Treasury Bills, 3.4% with maturities to
        8/16/01 (Cost $1,792,294)                 $1,800,000   1,792,294
                                                              ----------
total investments (cost $9,441,355)                         $ 11,490,232
                                                              ==========


                       See Notes to Financial Statements.



                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)




ASSETS
Investment in securities at value
        (Cost $9,441,355) .................................   $ 11,490,232
Cash at interest ..........................................        458,371
Dividends and interest receivable .........................         18,411
                                                              ------------
        Total Assets ......................................     11,967,014
                                                              ------------


LIABILITIES
Payable for investment securities purchased ...............         84,490
Payable to investment advisor .............................         23,295
Accrued expenses ..........................................          3,442
                                                              ------------
        Total Liabilities .................................        111,227
                                                              ------------

NET ASSETS
Source of Net Assets:
        Net capital paid in on shares of
                beneficial interest .........   $  9,934,766
        Undistributed net investment income .           --
        Accumulated net realized loss .......       (127,856)
        Net unrealized appreciation .........      2,048,877
                                                ------------

                Net Assets ...............................   $ 11,855,787
                                                             ============

Net asset value per share; 798,818 shares of
        beneficial interest outstanding (Note 3)                $   14.84
                                                                =========







                       See Notes to Financial Statements.



                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
        INCOME:
                Dividends ..........................................   $   115,195
                Interest ...........................................        37,985
                                                                       -----------
                    Total Income ...................................       153,180
                                                                       -----------

        EXPENSES:
                Investment advisory fee (Note 2) ...................        44,469
                Administrative fee (Note 2) ........................         2,224
                Shareholder servicing and related expenses (Note 2)          2,614
                Printing and mailing ...............................         1,504
                Professional fees ..................................        16,301
                Registration fees ..................................        10,655
                Custodial fees .....................................         2,387
                Trustees ...........................................        15,676
                Organization costs .................................           742
                Other ..............................................         1,446
                                                                       -----------

                    Total Expenses .................................        98,017
                                                                       -----------

                    Less:  Investment advisory fee waived (Note 2) .       (31,314)
                                                                       -----------
                    Net Expenses ...................................        66,703
                                                                       -----------
                    Net Investment Income ..........................        86,477
                                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized loss on investments ...........................      (128,226)
        Unrealized appreciation of investments .....................     1,189,402
                                                                       -----------
Net Gain on Investments ............................................     1,061,176
                                                                       -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 1,147,653
                                                                       ===========




                       See Notes to Financial Statements.



                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 2001 (Unaudited)
                        and Year Ended December 31, 2000


                                                               SIX MONTHS     YEAR ENDED
                                                             ENDED JUNE 30,   DECEMBER 31,
                                                                  2001           2000
                                                             --------------   ------------

CHANGE IN NET ASSETS FROM OPERATIONS:
        Net investment income ............................   $     86,477    $   144,032
        Net realized gain (loss) on investments ..........       (128,226)       396,709
                                                             ------------    -----------
        Unrealized appreciation of investments ...........      1,189,402        437,195
                                                             ------------    -----------
                Net Increase in Net Assets From Operations      1,147,653        977,936


DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income ............................        (86,309)      (149,219)
        Net realized gain on investments .................           --         (286,874)

CAPITAL SHARE TRANSACTIONS (Note 3): .....................      3,902,721       (303,132)
                                                             ------------    -----------

        Total Increase in Net Assets .....................      4,964,065        238,711

NET ASSETS:
        Beginning of period ..............................      6,891,722      6,653,011
                                                             ------------    -----------
        End of period ....................................   $ 11,855,787    $ 6,891,722
                                                             ============    ===========






                       See Notes to Financial Statements.

                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1. SUMMARY OF ACCOUNTING POLICIES

FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

a)    VALUATION OF SECURITIES
      Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

b)    FEDERAL INCOME TAXES
      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)    USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)    OTHER
      Securities transactions are recorded on trade date. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. Although not required to do so, the Advisor further waived fees of $31,314, so as to reduce the Fund's expense ratio to 1.50% of average daily net assets. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it receives a fee equal, on an annual basis, to
 .050% of the Fund's average daily net assets.

                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3. SHARES OF BENEFICIAL INTEREST
At June 30, 2001, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:


                                    SIX MONTHS ENDED                YEAR ENDED
                                     JUNE 30, 2001              DECEMBER 31, 2000
                                     -------------              -----------------
                                   SHARES     AMOUNT           SHARES      AMOUNT
                                   ------     ------           ------      ------

Shares sold ...................    332,735    $ 4,543,320      48,275    $   603,488
Shares issued on reinvestment
        of dividends ..........      5,777         80,419      30,331        392,289
Shares redeemed ...............    (51,423)      (721,018)   (107,461)    (1,298,909)
                                  --------    -----------    --------    -----------


        Net increase (decrease)    287,089    $ 3,902,721     (28,855)   ($  303,132)
                                  ========    ===========    ========    ===========


NOTE 4. INVESTMENT TRANSACTIONS
        During the period ended June 30, 2001, purchases and sales of investment securities, other than short term obligations, were $3,186,827 and $343,354. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

        The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation ...............  $2,128,926

        Unrealized depreciation ...............     (80,049)
                                                 ----------
                Net unrealized appreciation ...  $2,048,877
                                                 ==========



                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Note 5. FINANCIAL HIGHLIGHTS
                                                 SIX MONTHS                   YEARS ENDED DECEMBER 31,                APRIL 1, 1996
                                                   ENDED                                                             (INCEPTION) TO
                                                  JUNE 30,                                                               DEC. 31,
PER SHARE INFORMATION                              2001            2000          1999           1998          1997         1996
---------------------                              ----            -----------------------------------------------         ----
(For a share outstanding throughout
the period)

Net asset value, beginning of period ......   $       13.47   $      12.31  $      13.53  $      13.20  $      10.99  $      10.00
                                              -------------   ------------  ------------  ------------  ------------  ------------


Income from investment operations:
        Net investment income .............            0.12           0.31          0.27          0.28          0.27          0.19
        Net realized and unrealized
                gain (loss) on investments             1.37           1.76         (1.22)        (0.33)         2.65          0.99
                                              -------------   ------------  ------------  ------------  ------------  ------------


        Total from investment operations ..            1.49           2.07         (0.95)         0.61          2.92          1.18
                                              -------------   ------------  ------------  ------------  ------------  ------------


Less distributions:
        Dividends from net investment
                income ....................           (0.12)         (0.31)        (0.27)        (0.28)        (0.27)        (0.19)
        Distributions from net
                realized gains ............         --               (0.60)      --            --              (0.44)      --
                                              -------------   ------------  ------------  ------------  ------------  ------------


        Total distributions ...............           (0.12)         (0.91)        (0.27)        (0.28)        (0.71)        (0.19)
                                              -------------   ------------  ------------  ------------  ------------  ------------


Change in net asset value for
        the period ........................            1.37           1.16         (1.22)         0.33          2.21          0.99
                                              -------------   ------------  ------------  ------------  ------------  ------------


Net asset value, end of period ............   $       14.84   $      13.47  $      12.31  $      13.53  $      13.20  $      10.99
                                              =============   ============  ============  ============  ============  ============


Total Return ..............................           11.14%         17.18%        (6.98%)        4.67%        26.90%      15.90%**

Ratios/supplemental data
Net assets, end of period (000) ...........   $      11,856      $   6,892     $   6,653     $   6,725     $   4,386     $ 2,539

Ratios to average net assets of:
        Expenses, total ...................            2.18%*         2.27%         2.12%         2.09%         2.50%       5.04%*
        Expenses, net of fees waived and
                expenses assumed by advisor            1.50%*         1.50%         1.50%         1.50%         1.50%       1.50%*
        Net investment income .............            1.92%*         2.33%         2.15%         2.17%         2.27%       3.05%*
Portfolio turnover rate ...................            4.70%         16.59%        13.49%        10.55%        15.63%       0.00%

----------
*   Annualized
**  Not annualized for periods less than a year

                             ----------------------
                             Fam Equity-Income Fund
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 6. LINE OF CREDIT
        Fenimore Asset Management Trust has a line of credit available for the FAM Value Fund and FAM Equity-Income Fund (collectively the "Funds") for 5% of the Funds' net assets to a maximum of $20,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until May 31, 2002 when any advances are to be repaid. During the period ending June 30, 2001 no amounts were drawn from the available line.

Investment Advisor
------------------
Fenimore Asset Management, Inc.
Cobleskill, NY



Custodian
---------
Firstar Bank, N.A.
Cincinnati, OH



Independent Auditors
--------------------
PricewaterhouseCoopers, LLP
New York, NY



Trustees
--------
Joseph A. Bucci
Joseph J. Bulmer, PhD
David A. Hughey
Fred "Chico" Lager
James H. Muller
C. Richard Pogue
Thomas O. Putnam



Legal Counsel
-------------
Dechert
Washington, DC



Shareholder Servicing Agent
---------------------------
FAM Shareholder Services, Inc.
Cobleskill, NY








Fam Funds
111 North Grand Street
P.O. Box 399
Cobleskill, NY  12043
(800) 932-3271
www.famfunds.com